Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.52%
Alabama: 3.42%
Health revenue: 0.58%
Health Care Authority for Baptist Health Series A	5.00%	11-15-2033	$3,885,000	$4,288,067
Housing revenue: 0.21%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,586,519
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	969,158
Utilities revenue: 2.50%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,080,790
Southeast Alabama Gas Supply Districtøø	5.00	6-1-2049	6,000,000	6,434,119
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,207,488
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	993,571
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,309,606
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,586,639
				18,612,213
				25,455,957
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,860,858
Arizona: 2.50%
Education revenue: 1.86%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	583,473
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	930,417
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,010,603
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,122,108
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	230,000	229,762
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,488,577
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,008,687
IDA of the County of Pima Partnership with Parents, Inc.	7.00	5-1-2034	1,000,000	1,001,487
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	1,025,000	999,123
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	991,293
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	480,321
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,020,037
				13,865,888
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$479,476
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	451,935
				931,411
Industrial development revenue: 0.06%
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	500,000	412,989
Tax revenue: 0.16%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,203,445
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,192,734
				18,606,467
California: 1.65%
Airport revenue: 0.54%
City of Los Angeles Department of Airports Series G	5.25	5-15-2047	1,000,000	1,073,876
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,873,676
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,037,791
				3,985,343
GO revenue: 0.07%
Compton Community College District Series C CAB¤	0.00	8-1-2029	500,000	423,961
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	94,748
				518,709
Health revenue: 0.17%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,239,882
Housing revenue: 0.11%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	387,132
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	465,222	460,185
				847,317
Industrial development revenue: 0.34%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.95	1-1-2050	2,500,000	2,493,639
Transportation revenue: 0.29%
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,250,000	2,187,824
Water & sewer revenue: 0.13%
Eastern Municipal Water District Series Aø	4.20	7-1-2046	1,000,000	1,000,000
				12,272,714
Colorado: 3.64%
Airport revenue: 0.19%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,377,640
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.22%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00%	12-15-2037	$1,240,000	$1,283,715
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	360,000	360,610
				1,644,325
GO revenue: 1.35%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	729,993
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	781,667
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	749,000	663,713
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	861,138
Southlands Metropolitan District No. 1 Series A2	5.00	12-1-2047	650,000	632,145
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,384,737
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	5,036,457
				10,089,850
Health revenue: 0.83%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,939,822
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,104,984
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,131,250
				6,176,056
Industrial development revenue: 0.34%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,565,007
Miscellaneous revenue: 0.21%
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,561,789
Utilities revenue: 0.50%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,709,147
				27,123,814
Connecticut: 1.90%
Education revenue: 0.95%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,206,388
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2035	850,000	942,386
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2036	880,000	970,526
				7,119,300
GO revenue: 0.56%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,104,548
City of Danbury BAN144A	5.00	9-24-2024	1,750,000	1,759,446
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	276,303
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	490,565
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	550,428
				4,181,290
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.39%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00%	7-1-2041	$860,000	$818,898
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,066,443
				2,885,341
				14,185,931
District of Columbia: 0.32%
Airport revenue: 0.32%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,582,186
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	770,150
				2,352,336
Florida: 8.05%
Airport revenue: 3.81%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,558,478
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,581,445
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,083,378
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,160,326
County of Miami-Dade Seaport Department Series B1	4.00	10-1-2046	1,500,000	1,417,892
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,784,720
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,796,626
				28,382,865
Education revenue: 0.65%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,500,000	1,566,677
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	489,954
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,293,176
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,507,542
				4,857,349
Health revenue: 2.18%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,500,954
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,359,386
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	247,734
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	496,300
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	275,545
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	275,648
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	522,196
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2036	$475,000	$518,222
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,237,962
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	221,570
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,002,858
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,971,462
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,310,450
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,332,978
				16,273,265
Miscellaneous revenue: 0.26%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	964,913
Julington Creek Plantation Community Development District Series 2023 Assesment (AGM Insured)	4.63	5-1-2054	1,000,000	996,377
				1,961,290
Transportation revenue: 0.69%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	502,963
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	553,324
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	4,053,676
				5,109,963
Utilities revenue: 0.08%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	566,933
Water & sewer revenue: 0.38%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,205,534
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,594,001
				2,799,535
				59,951,200
Georgia: 5.52%
Education revenue: 0.07%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	506,949
Health revenue: 0.14%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,025,860
Housing revenue: 1.36%
Roswell Housing Authorityø	3.48	9-1-2027	10,100,000	10,100,000
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00%	1-1-2027	$50,000	$51,544
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	903,181
				954,725
Miscellaneous revenue: 0.24%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,820,097
Utilities revenue: 3.58%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,266,952
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,071,300
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,058,850
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,494,913
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,550,000	6,373,080
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,101,849
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	3,000,000	3,204,541
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	848,367
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,223,805
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,036,016
				26,679,673
				41,087,304
Guam: 0.18%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	378,436
Miscellaneous revenue: 0.13%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	951,731
				1,330,167
Hawaii: 0.28%
Airport revenue: 0.28%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,048,001
Idaho: 0.51%
Education revenue: 0.16%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	801,852
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	365,000	365,236
				1,167,088
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.35%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00%	12-1-2043	$2,710,000	$2,638,203
				3,805,291
Illinois: 14.23%
Airport revenue: 0.54%
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,451,606
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,048,800
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	511,609
				4,012,015
Education revenue: 0.60%
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,626,167
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,403,315
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	455,182
				4,484,664
GO revenue: 7.30%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,671,524
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,484,983
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,252,168
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,999,861
Chicago Board of Education Series D	5.00	12-1-2046	3,500,000	3,480,972
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,018,732
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,024,671
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,024,111
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,253,369
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,022,019
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,790,450
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	6,000,000	5,452,516
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	616,419
City of Chicago Series A	5.00	1-1-2027	2,000,000	2,083,120
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,665,296
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	631,434
County of Will	4.00	11-15-2047	1,645,000	1,561,996
County of Winnebago Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,048,542
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,010,906
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.69	11-25-2026	5,000,000	5,000,000
State of Illinois	5.00	5-1-2025	870,000	870,947
State of Illinois	5.00	2-1-2026	1,000,000	1,028,501
State of Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,131,195
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,224,874
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	504,953
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	928,220
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00%	1-1-2028	$475,000	$412,703
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,161,880
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	739,510
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	767,480
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	485,380
				54,348,732
Health revenue: 1.73%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,648,091
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,422,594
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,767,967
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,172,853
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	887,145
				12,898,650
Housing revenue: 1.63%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,070,242
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	750,000	732,177
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,630,021
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	11,000,000	8,745,520
				12,177,960
Tax revenue: 0.91%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,766,889
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,501,251
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,504,038
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,006,271
				6,778,449
Transportation revenue: 0.90%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,939,077
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,698,415
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,030,000	1,030,000
				6,667,492
Water & sewer revenue: 0.62%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,085,904
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Waterworks Revenue Second Lien Project	5.00%	11-1-2044	$2,500,000	$2,510,533
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,047,351
				4,643,788
				106,011,750
Indiana: 1.15%
Education revenue: 0.20%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,525,223
Health revenue: 0.73%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,462,209
Industrial development revenue: 0.15%
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,091,212
Water & sewer revenue: 0.07%
Terre Haute Sanitary District BAN	5.25	9-28-2028	500,000	500,474
				8,579,118
Kansas: 0.76%
Tax revenue: 0.76%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	13,540,000	5,682,080
Kentucky: 1.29%
Health revenue: 0.59%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,265,931
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,110,951
				4,376,882
Housing revenue: 0.34%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,567,545
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,114,692
Utilities revenue: 0.21%
Paducah Electric Plant Board Series A (AGM Insured)	5.00	10-1-2035	1,510,000	1,553,475
				9,612,594
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.95%
Airport revenue: 0.25%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00%	1-1-2040	$1,215,000	$1,223,110
Port New Orleans Board of Commissioners Series E	5.00	4-1-2038	640,000	678,618
				1,901,728
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	953,794
Tax revenue: 0.30%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,199,875
Water & sewer revenue: 0.27%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	516,993
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	515,426
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	579,562
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	422,618
				2,034,599
				7,089,996
Maryland: 2.12%
Airport revenue: 0.46%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,054,727
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	684,180
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2024	645,000	645,219
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2027	800,000	825,639
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	232,954
				3,442,719
Education revenue: 0.75%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,825,000	3,011,033
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,000,000	1,032,330
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,559,642
				5,603,005
GO revenue: 0.27%
County of Baltimore	4.00	3-1-2042	2,000,000	1,983,750
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.64%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00%	1-1-2051	$5,000,000	$4,235,307
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	541,233
				4,776,540
				15,806,014
Massachusetts: 1.74%
Airport revenue: 0.29%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,139,522
GO revenue: 0.51%
Commonwealth of Massachusetts Series D	5.00	10-1-2053	3,540,000	3,804,044
Health revenue: 0.94%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,014,337
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,190,835
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,804,858
				7,010,030
				12,953,596
Michigan: 3.83%
Health revenue: 0.14%
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	1,000,000	1,016,610
Miscellaneous revenue: 0.99%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,883,796
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,004,808
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,501,050
				7,389,654
Utilities revenue: 0.44%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,312,579
Water & sewer revenue: 2.26%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,676,723
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,058,252
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,054,144
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00%	7-1-2029	$1,000,000	$1,002,393
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	4,000,000	4,009,773
				16,801,285
				28,520,128
Minnesota: 0.12%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	694,246
Education revenue: 0.03%
City of Independence Beacon Academy Series A	4.25	7-1-2026	230,000	226,026
				920,272
Mississippi: 0.52%
Miscellaneous revenue: 0.52%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	755,000	755,841
Mississippi Development Bank City of Jackson Series A##	5.00	3-1-2026	3,050,000	3,119,353
				3,875,194
Missouri: 1.09%
Miscellaneous revenue: 0.69%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,141,127
Water & sewer revenue: 0.40%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	3,000,000	2,939,952
				8,081,079
Nebraska: 0.28%
Utilities revenue: 0.28%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	2,080,000	2,084,862
Nevada: 0.97%
GO revenue: 0.79%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,039,216
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	755,991
County of Clark Series A	5.00	5-1-2048	3,000,000	3,130,615
				5,925,822
Industrial development revenue: 0.06%
County of Clark Southern California Edison Co.	2.10	6-1-2031	500,000	430,472
Utilities revenue: 0.12%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	863,185
				7,219,479
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.93%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Series 1A	4.13%	1-20-2034	$1,874,216	$1,825,866
Resource recovery revenue: 0.14%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,054,708
Water & sewer revenue: 0.55%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2026	1,000,000	1,007,032
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	862,672
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,191,923
				4,061,627
				6,942,201
New Jersey: 3.38%
Education revenue: 0.32%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	525,570
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	420,000	419,470
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,452,581
				2,397,621
Housing revenue: 2.27%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	211,625
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,242,587
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,330,722
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.40	4-1-2026	3,405,000	3,345,968
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,453,205
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,943,382
New Jersey TTFA Series A	4.00	6-15-2042	750,000	751,440
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,068,175
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,514,479
				16,861,583
Tax revenue: 0.49%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,289,565
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,359,779
				3,649,344
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,000,000	$1,067,566
Water & sewer revenue: 0.16%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,194,305
				25,170,419
New York: 7.22%
Airport revenue: 0.72%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	545,443
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	567,017
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,099,042
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,194,239
Port Authority of New York & New Jersey Series 221	4.00	7-15-2040	1,000,000	990,509
				5,396,250
Education revenue: 2.17%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,565,045
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	941,381
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,467,590
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,486,967
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,314,156
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,521,839
Monroe County Industrial Development Corp. Community College Association, Inc. (AGM Insured)	5.00	1-15-2038	500,000	500,683
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	358,108
				16,155,769
Health revenue: 0.24%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,253,756
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	500,000	500,000
				1,753,756
Industrial development revenue: 1.09%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	899,343
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,710,022
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2040	$2,290,000	$2,372,149
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2031	1,135,000	1,176,400
				8,157,914
Miscellaneous revenue: 0.24%
Suffolk Regional Off-Track Betting Co.%%	6.00	12-1-2053	1,000,000	1,017,801
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,000,000	792,781
				1,810,582
Tax revenue: 1.54%
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,511,612
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,507,963
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,995,454
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,481,606
Triborough Bridge & Tunnel Authority Sales Tax Revenue Metropolitan Transportation Authority Payroll Mobility Series A-2	5.25	5-15-2064	2,715,000	2,953,188
				11,449,823
Transportation revenue: 1.12%
Metropolitan Transportation Authority Series C1	5.00	11-15-2034	3,000,000	3,191,404
Metropolitan Transportation Authority Series C1	5.25	11-15-2030	2,000,000	2,054,577
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	3,000,000	3,080,911
				8,326,892
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	762,553
				53,813,539
North Carolina: 0.47%
Health revenue: 0.27%
University of North Carolina Hospitals at Chapel Hill University of North Carolina Hospitals at Chapel Hill Series Aø	3.65	2-1-2029	2,000,000	2,000,000
Transportation revenue: 0.20%
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	1,425,000	1,522,706
				3,522,706
North Dakota: 0.10%
Health revenue: 0.10%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	739,342
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 2.69%
Airport revenue: 0.31%
Port of Greater Cincinnati Development Authorityøø	4.38%	6-15-2056	$2,340,000	$2,281,665
Health revenue: 0.98%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,942,882
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,748,867
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	741,483
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,873,163
				7,306,395
Housing revenue: 0.55%
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,082,108
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,008,093
				4,090,201
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,922,158
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,063,946
Utilities revenue: 0.45%
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	1,920,000	1,936,917
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,431,538
				3,368,455
				20,032,820
Oklahoma: 1.86%
Airport revenue: 0.81%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,986,530
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,062,923
				6,049,453
Housing revenue: 1.05%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,363,682
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,958,016
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,004,360
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	500,000	480,395
				7,806,453
				13,855,906
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 7.73%
Airport revenue: 1.13%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00%	1-1-2046	$3,715,000	$3,587,759
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,557,364
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,633,359
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	639,254
				8,417,736
Education revenue: 0.53%
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	935,000	941,123
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,390,000	2,244,152
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	765,491
				3,950,766
GO revenue: 1.02%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,019,167
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,489,824
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,025,747
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,058,513
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,016,975
				7,610,226
Health revenue: 0.90%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	451,950
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	901,887
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,271,548
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)%%	5.00	8-15-2049	2,000,000	2,147,719
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	1,000,000	966,388
				6,739,492
Housing revenue: 2.26%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,088,389
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,380,000	3,591,468
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	999,336
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,514,963
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2036	4,525,000	4,627,527
				16,821,683
Miscellaneous revenue: 0.21%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,567,259
Tax revenue: 0.15%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,103,038
Transportation revenue: 1.53%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,506,129
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania EDFA Series A (AGM Insured)	5.00%	1-1-2038	$1,360,000	$1,483,178
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,168,726
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	988,182
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,038,005
Pennsylvania Turnpike Commission Series Bø	3.70	12-1-2043	5,200,000	5,200,000
				11,384,220
				57,594,420
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.40%
Housing revenue: 0.26%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,909,098
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,068,608
				2,977,706
Texas: 5.95%
Airport revenue: 0.67%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,502,205
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,524,813
				5,027,018
Education revenue: 1.76%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,007
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	241,743
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,047,573
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,021,963
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,569,454
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,298,102
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00%	6-15-2048	$650,000	$655,217
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.04	6-15-2056	3,000,000	3,000,000
				13,084,059
GO revenue: 2.15%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,331,726
City of Port Isabel144A	5.10	2-15-2049	460,000	464,811
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,556,032
Krum Independent School District	4.25	8-15-2054	2,000,000	1,973,934
Temple College	3.00	7-1-2027	400,000	394,212
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,283,096
				16,003,811
Health revenue: 0.40%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3ø	3.65	10-1-2045	3,000,000	3,000,000
Tax revenue: 0.25%
City of Dallas144Aøø	6.25	8-15-2053	750,000	757,785
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,074,647
				1,832,432
Transportation revenue: 0.55%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,041,194
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	556,562
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,500,348
				4,098,104
Water & sewer revenue: 0.17%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	772,367
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	515,197
				1,287,564
				44,332,988
Utah: 1.62%
Airport revenue: 0.51%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,727,984
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,052,772
				3,780,756
Education revenue: 0.96%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	380,000	374,508
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25%	6-15-2037	$3,000,000	$2,878,348
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,340,628
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,633,618
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	340,000	318,351
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	643,150
				7,188,603
Housing revenue: 0.15%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	1,000,000	1,106,063
				12,075,422
Virginia: 0.09%
Health revenue: 0.03%
Roanoke County EDA Richfield Living Obligated Group Series A	5.25	9-1-2049	230,000	212,774
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	478,231
				691,005
Washington: 3.91%
Airport revenue: 1.21%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,271,151
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,102,377
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,046,756
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,567,686
				8,987,970
GO revenue: 1.03%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,551,461
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,636,070
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	485,305
				7,672,836
Health revenue: 1.67%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,310,907
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2039	1,000,000	1,101,312
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2043	1,000,000	1,082,814
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2044	1,000,000	1,079,664
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.04%	1-1-2035	$2,000,000	$2,000,206
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,323,082
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	396,316
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	723,493
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,422,086
				12,439,880
				29,100,686
West Virginia: 0.20%
Housing revenue: 0.20%
West Virginia Housing Development Fund Warrens CDA Series A	4.40	11-1-2044	1,500,000	1,484,325
Wisconsin: 5.68%
Airport revenue: 0.35%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,192
Education revenue: 2.03%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,595
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	160,000	159,578
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,739,477
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,801,274
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,064,732
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	310,234
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	620,994
PFA Pine Lake Preparatory, Inc.144A	4.95	3-1-2030	1,370,000	1,378,982
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,037,542
				15,113,408
Health revenue: 1.13%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	935,988
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	553,611
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	753,139
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,054,395
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	711,067
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	506,599
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	608,043
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	553,807
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,072,759
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00%	7-1-2038	$750,000	$772,995
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	484,103
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	441,929
				8,448,435
Housing revenue: 0.32%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,369,174
Industrial development revenue: 0.43%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,529,100
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,670,906
				3,200,006
Miscellaneous revenue: 0.38%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,823,945
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,022,589
				2,846,534
Tax revenue: 1.04%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,230,026
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,147,385
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	340,285
				7,717,696
				42,280,445
Total municipal obligations (Cost $757,989,080)				741,297,132

		Yield	Shares
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞##		5.25	297,062	297,062
Total short-term investments (Cost $297,062)				297,062
Total investments in securities (Cost $758,286,142)	99.56%			741,594,194
Other assets and liabilities, net	0.44			3,308,400
Total net assets	100.00%			$744,902,594

See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2024 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$43,439,751	$(43,142,689)	$0	$0	$297,062	297,062	$19,788
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,512,415	30,798,860	(32,311,275)	0	0	0	0	15,025
				$0	$0	$297,062		$34,813
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series M | 23

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$741,222,132	$75,000	$741,297,132
Short-term investments
Investment companies	297,062	0	0	297,062
Total assets	$297,062	$741,222,132	$75,000	$741,594,194
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
24 | Allspring Managed Account CoreBuilder Shares - Series M